Shareholder Report	6 Months Ended
Feb. 28, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Short-Term Investments Trust
Entity Central Index Key	0000205007
Entity Investment Company Type	N-1A
Document Period End Date	Feb. 28, 2026
C000250407 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Government & Agency Portfolio
Class Name	Premier Class
Trading Symbol	AGIXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco Government & Agency Portfolio (the “Fund”) for the period September 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Government & Agency Portfolio (Premier Class)	$6	0.12%†
*	Annualized.
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 6
Expense Ratio, Percent	0.12%	[1],[2]
Net Assets	$ 82,437,437,469
Holdings Count | Holding	155
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of February 28, 2026)
Fund net assets	$82,437,437,469
Total number of portfolio holdings	155

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of February 28, 2026)
Composition by maturity, in days
(% of total investments)*
1-7	66.2%
8-30	2.0%
31-60	2.4%
61-90	0.3%
91-180	10.2%
181+	18.9%
* The number of days to maturity of each holding is determined in accordance with the provisions of Rule 2a-7 under the Investment Company Act of 1940.

C000224183 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Government & Agency Portfolio
Class Name	CAVU Securities Class
Trading Symbol	CVGXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco Government & Agency Portfolio (the “Fund”) for the period September 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Government & Agency Portfolio (CAVU Securities Class)	$8	0.16%
*	Annualized.

Expenses Paid, Amount	$ 8
Expense Ratio, Percent	0.16%	[3]
Net Assets	$ 82,437,437,469
Holdings Count | Holding	155
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of February 28, 2026)
Fund net assets	$82,437,437,469
Total number of portfolio holdings	155

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of February 28, 2026)
Composition by maturity, in days
(% of total investments)*
1-7	66.2%
8-30	2.0%
31-60	2.4%
61-90	0.3%
91-180	10.2%
181+	18.9%
* The number of days to maturity of each holding is determined in accordance with the provisions of Rule 2a-7 under the Investment Company Act of 1940.

C000029703 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Government & Agency Portfolio
Class Name	Corporate Class
Trading Symbol	AGCXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco Government & Agency Portfolio (the “Fund”) for the period September 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Government & Agency Portfolio (Corporate Class)	$10	0.19%
*	Annualized.

Expenses Paid, Amount	$ 10
Expense Ratio, Percent	0.19%	[4]
Net Assets	$ 82,437,437,469
Holdings Count | Holding	155
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of February 28, 2026)
Fund net assets	$82,437,437,469
Total number of portfolio holdings	155

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of February 28, 2026)
Composition by maturity, in days
(% of total investments)*
1-7	66.2%
8-30	2.0%
31-60	2.4%
61-90	0.3%
91-180	10.2%
181+	18.9%
* The number of days to maturity of each holding is determined in accordance with the provisions of Rule 2a-7 under the Investment Company Act of 1940.

C000000500 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Government & Agency Portfolio
Class Name	Resource Class
Trading Symbol	AGOXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco Government & Agency Portfolio (the “Fund”) for the period September 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Government & Agency Portfolio (Resource Class)	$16	0.32%
*	Annualized.

Expenses Paid, Amount	$ 16
Expense Ratio, Percent	0.32%	[5]
Net Assets	$ 82,437,437,469
Holdings Count | Holding	155
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of February 28, 2026)
Fund net assets	$82,437,437,469
Total number of portfolio holdings	155

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of February 28, 2026)
Composition by maturity, in days
(% of total investments)*
1-7	66.2%
8-30	2.0%
31-60	2.4%
61-90	0.3%
91-180	10.2%
181+	18.9%
* The number of days to maturity of each holding is determined in accordance with the provisions of Rule 2a-7 under the Investment Company Act of 1940.

C000000499 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Government & Agency Portfolio
Class Name	Reserve Class
Trading Symbol	AGVXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco Government & Agency Portfolio (the “Fund”) for the period September 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Government & Agency Portfolio (Reserve Class)	$51	1.03%
*	Annualized.

Expenses Paid, Amount	$ 51
Expense Ratio, Percent	1.03%	[6]
Net Assets	$ 82,437,437,469
Holdings Count | Holding	155
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of February 28, 2026)
Fund net assets	$82,437,437,469
Total number of portfolio holdings	155

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of February 28, 2026)
Composition by maturity, in days
(% of total investments)*
1-7	66.2%
8-30	2.0%
31-60	2.4%
61-90	0.3%
91-180	10.2%
181+	18.9%
* The number of days to maturity of each holding is determined in accordance with the provisions of Rule 2a-7 under the Investment Company Act of 1940.

C000000495 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Government & Agency Portfolio
Class Name	Cash Management Class
Trading Symbol	AGMXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco Government & Agency Portfolio (the “Fund”) for the period September 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Government & Agency Portfolio (Cash Management Class)	$12	0.24%
*	Annualized.

Expenses Paid, Amount	$ 12
Expense Ratio, Percent	0.24%	[7]
Net Assets	$ 82,437,437,469
Holdings Count | Holding	155
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of February 28, 2026)
Fund net assets	$82,437,437,469
Total number of portfolio holdings	155

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of February 28, 2026)
Composition by maturity, in days
(% of total investments)*
1-7	66.2%
8-30	2.0%
31-60	2.4%
61-90	0.3%
91-180	10.2%
181+	18.9%
* The number of days to maturity of each holding is determined in accordance with the provisions of Rule 2a-7 under the Investment Company Act of 1940.

C000000497 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Government & Agency Portfolio
Class Name	Personal Investment Class
Trading Symbol	AGSXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco Government & Agency Portfolio (the “Fund”) for the period September 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Government & Agency Portfolio (Personal Investment Class)	$35	0.71%
*	Annualized.

Expenses Paid, Amount	$ 35
Expense Ratio, Percent	0.71%	[8]
Net Assets	$ 82,437,437,469
Holdings Count | Holding	155
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of February 28, 2026)
Fund net assets	$82,437,437,469
Total number of portfolio holdings	155

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of February 28, 2026)
Composition by maturity, in days
(% of total investments)*
1-7	66.2%
8-30	2.0%
31-60	2.4%
61-90	0.3%
91-180	10.2%
181+	18.9%
* The number of days to maturity of each holding is determined in accordance with the provisions of Rule 2a-7 under the Investment Company Act of 1940.

C000000498 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Government & Agency Portfolio
Class Name	Private Investment Class
Trading Symbol	GPVXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco Government & Agency Portfolio (the “Fund”) for the period September 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Government & Agency Portfolio (Private Investment Class)	$23	0.46%
*	Annualized.

Expenses Paid, Amount	$ 23
Expense Ratio, Percent	0.46%	[9]
Net Assets	$ 82,437,437,469
Holdings Count | Holding	155
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of February 28, 2026)
Fund net assets	$82,437,437,469
Total number of portfolio holdings	155

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of February 28, 2026)
Composition by maturity, in days
(% of total investments)*
1-7	66.2%
8-30	2.0%
31-60	2.4%
61-90	0.3%
91-180	10.2%
181+	18.9%
* The number of days to maturity of each holding is determined in accordance with the provisions of Rule 2a-7 under the Investment Company Act of 1940.

C000000496 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Government & Agency Portfolio
Class Name	Institutional Class
Trading Symbol	AGPXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco Government & Agency Portfolio (the “Fund”) for the period September 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Government & Agency Portfolio (Institutional Class)	$8	0.16%
*	Annualized.

Expenses Paid, Amount	$ 8
Expense Ratio, Percent	0.16%	[10]
Net Assets	$ 82,437,437,469
Holdings Count | Holding	155
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of February 28, 2026)
Fund net assets	$82,437,437,469
Total number of portfolio holdings	155

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of February 28, 2026)
Composition by maturity, in days
(% of total investments)*
1-7	66.2%
8-30	2.0%
31-60	2.4%
61-90	0.3%
91-180	10.2%
181+	18.9%
* The number of days to maturity of each holding is determined in accordance with the provisions of Rule 2a-7 under the Investment Company Act of 1940.

C000000503 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Treasury Obligations Portfolio
Class Name	Institutional Class
Trading Symbol	TSPXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco Treasury Obligations Portfolio (the “Fund”) for the period September 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Treasury Obligations Portfolio (Institutional Class)	$9	0.18%†
*	Annualized.
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 9
Expense Ratio, Percent	0.18%	[11],[12]
Net Assets	$ 1,374,936,124
Holdings Count | Holding	51
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of February 28, 2026)
Fund net assets	$1,374,936,124
Total number of portfolio holdings	51

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of February 28, 2026)
Composition by maturity, in days
(% of total investments)*
1-7	4.8%
8-30	26.7%
31-60	24.8%
61-90	10.6%
91-180	19.0%
181+	14.1%
* The number of days to maturity of each holding is determined in accordance with the provisions of Rule 2a-7 under the Investment Company Act of 1940.

C000000505 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Treasury Obligations Portfolio
Class Name	Private Investment Class
Trading Symbol	TXPXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco Treasury Obligations Portfolio (the “Fund”) for the period September 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Treasury Obligations Portfolio (Private Investment Class)	$22	0.43%†
*	Annualized.
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 22
Expense Ratio, Percent	0.43%	[13],[14]
Net Assets	$ 1,374,936,124
Holdings Count | Holding	51
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of February 28, 2026)
Fund net assets	$1,374,936,124
Total number of portfolio holdings	51

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of February 28, 2026)
Composition by maturity, in days
(% of total investments)*
1-7	4.8%
8-30	26.7%
31-60	24.8%
61-90	10.6%
91-180	19.0%
181+	14.1%
* The number of days to maturity of each holding is determined in accordance with the provisions of Rule 2a-7 under the Investment Company Act of 1940.

C000000504 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Treasury Obligations Portfolio
Class Name	Personal Investment Class
Trading Symbol	TSSXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco Treasury Obligations Portfolio (the “Fund”) for the period September 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Treasury Obligations Portfolio (Personal Investment Class)	$36	0.73%†
*	Annualized.
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 36
Expense Ratio, Percent	0.73%	[15],[16]
Net Assets	$ 1,374,936,124
Holdings Count | Holding	51
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of February 28, 2026)
Fund net assets	$1,374,936,124
Total number of portfolio holdings	51

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of February 28, 2026)
Composition by maturity, in days
(% of total investments)*
1-7	4.8%
8-30	26.7%
31-60	24.8%
61-90	10.6%
91-180	19.0%
181+	14.1%
* The number of days to maturity of each holding is determined in accordance with the provisions of Rule 2a-7 under the Investment Company Act of 1940.

C000000502 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Treasury Obligations Portfolio
Class Name	Cash Management Class
Trading Symbol	TSMXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco Treasury Obligations Portfolio (the “Fund”) for the period September 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Treasury Obligations Portfolio (Cash Management Class)	$13	0.26%†
*	Annualized.
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 13
Expense Ratio, Percent	0.26%	[17],[18]
Net Assets	$ 1,374,936,124
Holdings Count | Holding	51
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of February 28, 2026)
Fund net assets	$1,374,936,124
Total number of portfolio holdings	51

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of February 28, 2026)
Composition by maturity, in days
(% of total investments)*
1-7	4.8%
8-30	26.7%
31-60	24.8%
61-90	10.6%
91-180	19.0%
181+	14.1%
* The number of days to maturity of each holding is determined in accordance with the provisions of Rule 2a-7 under the Investment Company Act of 1940.

C000000506 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Treasury Obligations Portfolio
Class Name	Reserve Class
Trading Symbol	TSVXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco Treasury Obligations Portfolio (the “Fund”) for the period September 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Treasury Obligations Portfolio (Reserve Class)	$52	1.05%†
*	Annualized.
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 52
Expense Ratio, Percent	1.05%	[19],[20]
Net Assets	$ 1,374,936,124
Holdings Count | Holding	51
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of February 28, 2026)
Fund net assets	$1,374,936,124
Total number of portfolio holdings	51

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of February 28, 2026)
Composition by maturity, in days
(% of total investments)*
1-7	4.8%
8-30	26.7%
31-60	24.8%
61-90	10.6%
91-180	19.0%
181+	14.1%
* The number of days to maturity of each holding is determined in accordance with the provisions of Rule 2a-7 under the Investment Company Act of 1940.

C000000507 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Treasury Obligations Portfolio
Class Name	Resource Class
Trading Symbol	TSRXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco Treasury Obligations Portfolio (the “Fund”) for the period September 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Treasury Obligations Portfolio (Resource Class)	$17	0.34%†
*	Annualized.
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 17
Expense Ratio, Percent	0.34%	[21],[22]
Net Assets	$ 1,374,936,124
Holdings Count | Holding	51
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of February 28, 2026)
Fund net assets	$1,374,936,124
Total number of portfolio holdings	51

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of February 28, 2026)
Composition by maturity, in days
(% of total investments)*
1-7	4.8%
8-30	26.7%
31-60	24.8%
61-90	10.6%
91-180	19.0%
181+	14.1%
* The number of days to maturity of each holding is determined in accordance with the provisions of Rule 2a-7 under the Investment Company Act of 1940.

C000029704 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Treasury Obligations Portfolio
Class Name	Corporate Class
Trading Symbol	TACXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco Treasury Obligations Portfolio (the “Fund”) for the period September 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Treasury Obligations Portfolio (Corporate Class)	$11	0.21%†
*	Annualized.
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 11
Expense Ratio, Percent	0.21%	[23],[24]
Net Assets	$ 1,374,936,124
Holdings Count | Holding	51
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of February 28, 2026)
Fund net assets	$1,374,936,124
Total number of portfolio holdings	51

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of February 28, 2026)
Composition by maturity, in days
(% of total investments)*
1-7	4.8%
8-30	26.7%
31-60	24.8%
61-90	10.6%
91-180	19.0%
181+	14.1%
* The number of days to maturity of each holding is determined in accordance with the provisions of Rule 2a-7 under the Investment Company Act of 1940.

C000224185 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Treasury Portfolio
Class Name	CAVU Securities Class
Trading Symbol	CVTXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco Treasury Portfolio (the “Fund”) for the period September 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Treasury Portfolio (CAVU Securities Class)	$9	0.18%†
*	Annualized.
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 9
Expense Ratio, Percent	0.18%	[25],[26]
Net Assets	$ 39,391,705,521
Holdings Count | Holding	71
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of February 28, 2026)
Fund net assets	$39,391,705,521
Total number of portfolio holdings	71

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of February 28, 2026)
Composition by maturity, in days
(% of total investments)*
1-7	48.0%
8-30	5.5%
31-60	9.7%
61-90	3.4%
91-180	11.6%
181+	21.8%
* The number of days to maturity of each holding is determined in accordance with the provisions of Rule 2a-7 under the Investment Company Act of 1940.

C000029707 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Treasury Portfolio
Class Name	Corporate Class
Trading Symbol	TYCXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco Treasury Portfolio (the “Fund”) for the period September 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Treasury Portfolio (Corporate Class)	$11	0.21%†
*	Annualized.
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 11
Expense Ratio, Percent	0.21%	[27],[28]
Net Assets	$ 39,391,705,521
Holdings Count | Holding	71
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of February 28, 2026)
Fund net assets	$39,391,705,521
Total number of portfolio holdings	71

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of February 28, 2026)
Composition by maturity, in days
(% of total investments)*
1-7	48.0%
8-30	5.5%
31-60	9.7%
61-90	3.4%
91-180	11.6%
181+	21.8%
* The number of days to maturity of each holding is determined in accordance with the provisions of Rule 2a-7 under the Investment Company Act of 1940.

C000000528 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Treasury Portfolio
Class Name	Resource Class
Trading Symbol	TRRXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco Treasury Portfolio (the “Fund”) for the period September 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Treasury Portfolio (Resource Class)	$17	0.34%†
*	Annualized.
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 17
Expense Ratio, Percent	0.34%	[29],[30]
Net Assets	$ 39,391,705,521
Holdings Count | Holding	71
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of February 28, 2026)
Fund net assets	$39,391,705,521
Total number of portfolio holdings	71

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of February 28, 2026)
Composition by maturity, in days
(% of total investments)*
1-7	48.0%
8-30	5.5%
31-60	9.7%
61-90	3.4%
91-180	11.6%
181+	21.8%
* The number of days to maturity of each holding is determined in accordance with the provisions of Rule 2a-7 under the Investment Company Act of 1940.

C000000527 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Treasury Portfolio
Class Name	Reserve Class
Trading Symbol	TREXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco Treasury Portfolio (the “Fund”) for the period September 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Treasury Portfolio (Reserve Class)	$52	1.05%†
*	Annualized.
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 52
Expense Ratio, Percent	1.05%	[31],[32]
Net Assets	$ 39,391,705,521
Holdings Count | Holding	71
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of February 28, 2026)
Fund net assets	$39,391,705,521
Total number of portfolio holdings	71

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of February 28, 2026)
Composition by maturity, in days
(% of total investments)*
1-7	48.0%
8-30	5.5%
31-60	9.7%
61-90	3.4%
91-180	11.6%
181+	21.8%
* The number of days to maturity of each holding is determined in accordance with the provisions of Rule 2a-7 under the Investment Company Act of 1940.

C000000523 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Treasury Portfolio
Class Name	Cash Management Class
Trading Symbol	TRMXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco Treasury Portfolio (the “Fund”) for the period September 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Treasury Portfolio (Cash Management Class)	$13	0.26%†
*	Annualized.
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 13
Expense Ratio, Percent	0.26%	[33],[34]
Net Assets	$ 39,391,705,521
Holdings Count | Holding	71
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of February 28, 2026)
Fund net assets	$39,391,705,521
Total number of portfolio holdings	71

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of February 28, 2026)
Composition by maturity, in days
(% of total investments)*
1-7	48.0%
8-30	5.5%
31-60	9.7%
61-90	3.4%
91-180	11.6%
181+	21.8%
* The number of days to maturity of each holding is determined in accordance with the provisions of Rule 2a-7 under the Investment Company Act of 1940.

C000000525 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Treasury Portfolio
Class Name	Personal Investment Class
Trading Symbol	TRSXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco Treasury Portfolio (the “Fund”) for the period September 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Treasury Portfolio (Personal Investment Class)	$36	0.73%†
*	Annualized.
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 36
Expense Ratio, Percent	0.73%	[35],[36]
Net Assets	$ 39,391,705,521
Holdings Count | Holding	71
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of February 28, 2026)
Fund net assets	$39,391,705,521
Total number of portfolio holdings	71

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of February 28, 2026)
Composition by maturity, in days
(% of total investments)*
1-7	48.0%
8-30	5.5%
31-60	9.7%
61-90	3.4%
91-180	11.6%
181+	21.8%
* The number of days to maturity of each holding is determined in accordance with the provisions of Rule 2a-7 under the Investment Company Act of 1940.

C000000526 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Treasury Portfolio
Class Name	Private Investment Class
Trading Symbol	TPFXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco Treasury Portfolio (the “Fund”) for the period September 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Treasury Portfolio (Private Investment Class)	$24	0.48%†
*	Annualized.
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 24
Expense Ratio, Percent	0.48%	[37],[38]
Net Assets	$ 39,391,705,521
Holdings Count | Holding	71
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of February 28, 2026)
Fund net assets	$39,391,705,521
Total number of portfolio holdings	71

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of February 28, 2026)
Composition by maturity, in days
(% of total investments)*
1-7	48.0%
8-30	5.5%
31-60	9.7%
61-90	3.4%
91-180	11.6%
181+	21.8%
* The number of days to maturity of each holding is determined in accordance with the provisions of Rule 2a-7 under the Investment Company Act of 1940.

C000000524 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Treasury Portfolio
Class Name	Institutional Class
Trading Symbol	TRPXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco Treasury Portfolio (the “Fund”) for the period September 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Treasury Portfolio (Institutional Class)	$9	0.18%†
*	Annualized.
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 9
Expense Ratio, Percent	0.18%	[39],[40]
Net Assets	$ 39,391,705,521
Holdings Count | Holding	71
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of February 28, 2026)
Fund net assets	$39,391,705,521
Total number of portfolio holdings	71

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of February 28, 2026)
Composition by maturity, in days
(% of total investments)*
1-7	48.0%
8-30	5.5%
31-60	9.7%
61-90	3.4%
91-180	11.6%
181+	21.8%
* The number of days to maturity of each holding is determined in accordance with the provisions of Rule 2a-7 under the Investment Company Act of 1940.

[1]	Annualized.
[2]	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
[3]	Annualized.
[4]	Annualized.
[5]	Annualized.
[6]	Annualized.
[7]	Annualized.
[8]	Annualized.
[9]	Annualized.
[10]	Annualized.
[11]	Annualized.
[12]	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
[13]	Annualized.
[14]	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
[15]	Annualized.
[16]	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
[17]	Annualized.
[18]	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
[19]	Annualized.
[20]	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
[21]	Annualized.
[22]	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
[23]	Annualized.
[24]	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
[25]	Annualized.
[26]	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
[27]	Annualized.
[28]	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
[29]	Annualized.
[30]	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
[31]	Annualized.
[32]	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
[33]	Annualized.
[34]	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
[35]	Annualized.
[36]	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
[37]	Annualized.
[38]	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
[39]	Annualized.
[40]	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.